UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California        August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $60,688
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number         Name

    1.       028-12522                    Peninsula Master Fund, Ltd.


                                                 FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6         COLUMN 7        COLUMN 8

                              TITLE                               SHRS OR   SH/ PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP        VALUE      PRN AMT   PRN CALL  DISCRETION       MANAGERS  SOLE    SHARED NONE
--------------                ---------   ------       ------     --------  --- ----  -----------      --------- -----   ------ ----
AGNICO EAGLE MINES LTD        COM         008474108    10,637       175,000 SH        SHARED-DEFINED   1           175,000
ATHEROS COMMUNICATIONS INC    COM         04743P108       275        10,000 SH        SHARED-DEFINED   1            10,000
BARRICK GOLD CORP             COM         067901108     6,584       145,000 SH        SHARED-DEFINED   1           145,000
DENBURY RES INC               COM NEW     247916208     1,025        70,000 SH        SHARED-DEFINED   1            70,000
ELOYALTY CORP                 COM NEW     290151307     4,227       712,808 SH        SHARED-DEFINED   1           712,808
ELOYALTY CORP                 COM NEW     290151307     1,190       200,601 SH        SOLE             NONE        200,601
ENTROPIC COMMUNICATIONS INC   COM         29384R105       380        60,000 SH        SHARED-DEFINED   1            60,000
EVOLUTION PETROLEUM CORP      COM         30049A107    10,770     2,149,790 SH        SHARED-DEFINED   1         2,149,790
GOLDCORP INC NEW              COM         380956409     6,139       140,000 SH        SHARED-DEFINED   1           140,000
INTEGRATED SILICON SOLUTION   COM         45812P107     1,089       144,407 SH        SHARED-DEFINED   1           144,407
ISHARES SILVER TRUST          ISHARES     46428Q109     1,366        75,000 SH        SHARED-DEFINED   1            75,000
JAGUAR MNG INC                COM         47009M103       883       100,000 SH        SHARED-DEFINED   1           100,000
LATTICE SEMICONDUCTOR CORP    COM         518415104        65        15,000 SH        SHARED-DEFINED   1            15,000
LIMELIGHT NETWORKS INC        COM         53261M104       925       210,815 SH        SOLE             NONE        210,815
MARVELL TECHNOLOGY GROUP LTD  ORD         G5876H105       552        35,000 SH        SHARED-DEFINED   1            35,000
MICRON TECHNOLOGY INC         COM         595112103       382        45,000 SH        SHARED-DEFINED   1            45,000
NEWMONT MINING CORP           COM         651639106     6,174       100,000 SH        SHARED-DEFINED   1           100,000
NORTHERN OIL & GAS INC NEV    COM         665531109       899        70,000 SH        SHARED-DEFINED   1            70,000
OMNIVISION TECHNOLOGIES INC   COM         682128103       858        40,000 SH        SHARED-DEFINED   1            40,000
PLX TECHNOLOGY INC            COM         693417107     1,097       261,867 SH        SOLE             NONE        261,867
RANDGOLD RES LTD              ADR         752344309     1,895        20,000 SH        SHARED-DEFINED   1            20,000
SMART MODULAR TECHNOLOGIES I  ORD SHS     G82245104       585       100,000 SH        SHARED-DEFINED   1           100,000
ULTRATECH INC                 COM         904034105       251        15,435 SH        SHARED-DEFINED   1            15,435
VERIZON COMMUNICATIONS INC    COM         92343V104       701        25,000 SH        SOLE             NONE         25,000
WESTERN DIGITAL CORP          COM         958102105       452        15,000 SH        SHARED-DEFINED   1            15,000
YAMANA GOLD INC               COM         98462Y100     1,288       125,000 SH        SHARED-DEFINED   1           125,000



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